Subsequent Events - Additional Information (Details)					1 Months Ended	5 Months Ended
	May 12, 2023 USD ($) $ / shares	May 04, 2023	Apr. 05, 2023 USD ($) $ / shares	Feb. 07, 2023 shares	Apr. 14, 2023 USD ($) Extension $ / shares	Jun. 14, 2023 USD ($) Extension $ / shares	Dec. 05, 2023 Month	Mar. 31, 2023 USD ($)	Jan. 12, 2023 USD ($)
Promissory Note
Subsequent Event [Line Items]
Outstanding principal amount									$ 740,227
GRIID Infrastructure LLC
Subsequent Event [Line Items]
Aggregate deposit amount								$ 444,136
Number of extensions | Extension						6
Subsequent Event | Promissory Note
Subsequent Event [Line Items]
Outstanding principal amount									444,136
Subsequent Event | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Aggregate deposit amount	$ 148,045		$ 148,045
Aggregate deposits amount per share | $ / shares	$ 0.06		$ 0.06
Number of extensions | Month							6
Extensions term		1 month
Maximum | Promissory Note
Subsequent Event [Line Items]
Aggregate principal amount									900,000
Maximum | Subsequent Event | Promissory Note
Subsequent Event [Line Items]
Aggregate principal amount									$ 900,000
Minimum
Subsequent Event [Line Items]
Average aggregate global market capitalization | shares				40,000,000
Minimum | Subsequent Event
Subsequent Event [Line Items]
Average aggregate global market capitalization | shares				40,000,000
Scenario Forecast | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Aggregate deposit amount					$ 444,136	$ 740,227
Aggregate deposits amount per share | $ / shares					$ 0.06	$ 0.06
Number of extensions | Extension					6
Extensions term					1 month	1 month